SUMMARY OF BASIC AND DILUTED NET LOSS PER COMMON SHARE (Details) - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended
		Nov. 30, 2021	Aug. 31, 2022	Aug. 31, 2022
Basic and diluted weighted average shares outstanding	[1]	1,875,000
Basic and diluted net income per share of common stock		$ (0.00)
Common Class A [Member]
Allocation of net income			$ 112,132	$ 14,650
Basic and diluted weighted average shares outstanding			9,098,750	6,940,287
Basic and diluted net income per share of common stock			$ 0.01	$ (0.00)
Common Class B [Member]
Allocation of net income			$ 23,398	$ 3,473
Basic and diluted weighted average shares outstanding			2,156,250	2,156,250
Basic and diluted net income per share of common stock			$ 0.01	$ (0.00)

[1]	Excludes an aggregate of up to 281,250 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).